Subsequent Events	12 Months Ended
Dec. 29, 2012
Subsequent Events

18. SUBSEQUENT EVENTS

Effective March 8, 2013, Tops Markets entered into an asset purchase agreement for the acquisition of four independent supermarkets for an estimated purchase price of $7.0 million. The transaction is expected to close during the Company’s second quarter of Fiscal 2013.

The American Taxpayer Relief Act of 2012 (“the Act”) was signed into law on January 2, 2013. The Act retroactively restored several expired business tax provisions, including certain bonus depreciation and the Work Opportunity Tax Credit as of January 1, 2012, with a new expiration date of December 31, 2013. Because a change in tax law is accounted for in the period of enactment, the retroactive effect renewing certain bonus depreciation and the Work Opportunity Tax Credit for 2012 is not reflected in the Company’s Fiscal 2012 income tax expense. Instead, an estimated benefit of $1.0 million related to additional bonus depreciation will be recorded as a discrete item in the Company’s first quarter of Fiscal 2013. The Company has not yet quantified the effect of the restoration of the Work Opportunity Tax Credit.